Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 100,538	$ 87,842
Gross unrealized gains on FVOCI securities	268	176
Gross unrealized losses on FVOCI securities	(126)	(133)
Financial assets measured at fair value through other comprehensive income	100,680	87,885
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	101,817	88,821
Gross unrealized gains on FVOCI securities	351	241
Gross unrealized losses on FVOCI securities	(149)	(157)
Financial assets measured at fair value through other comprehensive income	102,019	88,905
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	18,688	15,531
Gross unrealized gains on FVOCI securities	32	9
Gross unrealized losses on FVOCI securities	(13)	(17)
Financial assets measured at fair value through other comprehensive income	18,707	15,523
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	14,151	16,484
Gross unrealized gains on FVOCI securities	105	50
Gross unrealized losses on FVOCI securities	(47)	(41)
Financial assets measured at fair value through other comprehensive income	14,209	16,493
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	37,487	33,345
Gross unrealized gains on FVOCI securities	56	64
Gross unrealized losses on FVOCI securities	(32)	(58)
Financial assets measured at fair value through other comprehensive income	37,511	33,351
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	13,365	7,727
Gross unrealized gains on FVOCI securities	37	31
Gross unrealized losses on FVOCI securities	(16)	(2)
Financial assets measured at fair value through other comprehensive income	13,386	7,756
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,625	3,716
Gross unrealized gains on FVOCI securities	14	5
Gross unrealized losses on FVOCI securities	(10)	(12)
Financial assets measured at fair value through other comprehensive income	3,629	3,709
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,105	947
Gross unrealized gains on FVOCI securities	1
Financial assets measured at fair value through other comprehensive income	1,106	947
Unrealized gain losses on FVOCI securities [member] | Corporate and other debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,117	10,092
Gross unrealized gains on FVOCI securities	23	17
Gross unrealized losses on FVOCI securities	(8)	(3)
Financial assets measured at fair value through other comprehensive income	12,132	10,106
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,279	979
Gross unrealized gains on FVOCI securities	83	65
Gross unrealized losses on FVOCI securities	(23)	(24)
Financial assets measured at fair value through other comprehensive income	$ 1,339	$ 1,020